Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Notes and bond loans [Member]
Disclosure of Borrowings [Line Items]
Book value	kr 21,875	kr 20,560
Changes in fair value due to changes in credit risk	(106)
Unrealized hedge gain/loss (included in book value)		9
Cumulative changes in fair value due to changes in credit risk	kr 0
Notes and bond loans [Member] | December 23, 2020 [member]
Disclosure of Borrowings [Line Items]
Nominal amount | $				$ 170
Currency	USD
Maturity date	Dec 23, 2020
Book value	kr 1,545	1,394
Changes in fair value due to changes in credit risk	(37)
Cumulative changes in fair value due to changes in credit risk	kr 24
Notes and bond loans [Member] | May 15, 2022 [member]
Disclosure of Borrowings [Line Items]
Nominal amount | $				$ 1,000
Coupon	4.125%		4.125%	4.125%
Currency	USD
Maturity date	May 15, 2022
Book value	kr 8,776	8,180
Changes in fair value due to changes in credit risk	(68)
Unrealized hedge gain/loss (included in book value)		9
Cumulative changes in fair value due to changes in credit risk	kr 19
Notes and bond loans [Member] | March 1, 2021 [member]
Disclosure of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	0.875%		0.875%	0.875%
Currency	EUR
Maturity date	Mar 1, 2021
Book value	kr 5,141	4,897
Changes in fair value due to changes in credit risk	47
Unrealized hedge gain/loss (included in book value)		7
Cumulative changes in fair value due to changes in credit risk	kr 13
Notes and bond loans [Member] | March 1, 2024 [member]
Disclosure of Borrowings [Line Items]
Nominal amount | €			€ 500
Coupon	1.875%		1.875%	1.875%
Currency	EUR
Maturity date	Mar 1, 2024
Book value	kr 5,087	4,862
Changes in fair value due to changes in credit risk	(35)
Unrealized hedge gain/loss (included in book value)		(7)
Cumulative changes in fair value due to changes in credit risk	kr (43)
Notes and bond loans [Member] | December 22, 2025 [member]
Disclosure of Borrowings [Line Items]
Nominal amount | $				$ 150
Currency	USD
Maturity date	Dec 22, 2025
Book value	kr 1,326	1,227
Changes in fair value due to changes in credit risk	(13)
Cumulative changes in fair value due to changes in credit risk	(13)
Bilateral loans [Member]
Disclosure of Borrowings [Line Items]
Book value	8,849	8,211
Changes in fair value due to changes in credit risk	(101)
Cumulative changes in fair value due to changes in credit risk	kr (91)
Bilateral loans [Member] | September 30, 2021 [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $				98
Currency	USD
Maturity date	Sep 30, 2021
Book value	kr 860	805
Changes in fair value due to changes in credit risk	(32)
Cumulative changes in fair value due to changes in credit risk	kr (1)
Bilateral loans [Member] | November 6, 2020 [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $				684
Currency	USD
Maturity date	Nov 6, 2020
Book value	kr 6,030	5,609
Changes in fair value due to changes in credit risk	(66)
Cumulative changes in fair value due to changes in credit risk	kr (87)
Bilateral loans [Member] | June 15, 2023 [member]
Disclosure of Borrowings [Line Items]
Nominal amount | $				$ 220
Currency	USD
Maturity date	Jun 15, 2023
Book value	kr 1,959	kr 1,797
Changes in fair value due to changes in credit risk	(3)
Cumulative changes in fair value due to changes in credit risk	kr (3)